Income Taxes (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation of Statutory Federal Income Tax Expense to Income Tax Expense from Continuing Operations	A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided at December 31, 2020 as follows:

From June 29, 2020 (inception) to December 31, 2020
Income tax expense/(benefit) at the federal statutory rate	$(320,777)
Warrant liability expense	166,845
Allocated expense for warrant issuance cost	127,659
State income taxes—net of federal income tax benefits	(4,892)
Change in valuation allowance	4,892

Total income tax expense (benefit)	$(26,273)

Schedule of Current/Deferred Taxes
Current/Deferred Taxes

From June 29, 2020 (inception) to December 31, 2020
Current income tax expense
Federal	$—
State	—

Total current income tax expense	$—

Deferred income tax expense
Federal	$(26,273)
State	—

Total deferred income tax expense	$(26,273)

Provision for income taxes	$(26,273)

Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020:

Period Ended December 31, 2020
Deferred tax assets
Accrued expenses	$14,608
Net operating losses	23,600

Total deferred tax assets	38,208
Valuation allowance	(4,892)

Net deferred tax assets	33,316

Deferred tax liabilities	—
Prepaids	(5,232)
Accrued income	(1,811)

Total deferred tax liabilities	(7,043)

Net deferred tax assets (liabilities)	$26,273